Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets

		Accumulated
	Cost	Amortization	Net

Balance, June 30, 2021
Customer relationships	$160,000	$120,000	$40,000
Acquired technology	430,000	332,502	97,498
Internally developed software	507,251	80,726	426,525
Software in development	78,722	—	78,722

	$1,175,973	$533,228	$642,745

Balance, December 31, 2020
Customer relationships	$160,000	$108,571	$51,429
Acquired technology	430,000	304,645	125,355
Internally developed software	341,267	34,127	307,140
Software in development	124,672	—	124,672

	$1,055,939	$447,343	$608,596

		Accumulated
	Cost	Amortization	Net

Balance, December 31, 2020
Customer relationships	$160,000	$108,571	$51,429
Acquired technology	430,000	304,645	125,355
Internally developed software	341,267	34,127	307,140
Software in development	124,672	—	124,672

	$1,055,939	$447,343	$608,596

Balance, December 31, 2019
Customer relationships	$160,000	$85,714	$74,286
Acquired technology	430,000	248,930	181,070
Software in development	173,710	—	173,710

	$763,710	$334,644	$429,066

Schedule of future amortization expense

Years Ending December 31,	Amount

2021	$146,824
2022	146,824
2023	87,896
2024	68,253
2025	34,127

Total	$483,924